Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Collaborative Investment Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001719812
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2022
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2022
Prospectus Date	rr_ProspectusDate	Feb. 01, 2022
Preferred - Plus
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PREFERRED-PLUS SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Preferred-Plus (the “Fund”) investment objective is to seek to provide income.

The Fund may change its investment objectives without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objectives.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2021, the Fund’s portfolio turnover rate was 26.75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.75%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver in the 1 year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment strategy is two-fold: (1) preferred securities, and (2) credit spread options on an S&P 500 ETF or Index; both of which are described in detail below.

Preferred Investment Strategy

The Fund pursues its objective primarily by investing in issues of preferred securities and debt securities that the Fund’s Adviser, Innovative Portfolios, LLC, (the “Adviser”) believes to be undervalued. In making this determination, the Fund’s Adviser evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Adviser considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or debt securities within that structure. In evaluating relative value, the Adviser also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other fixed-income security classes.

The Fund invests at least 80% of its net assets in a portfolio of preferred securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; convertible preferred securities; and shares of other open-end, closed-end or exchange-traded funds (“ETFs”) that invest primarily in preferred securities as described herein. The Fund may invest in preferred securities of all issuer capitalizations.

The Fund intends to concentrate its investments in securities issued by financial services companies such banks, diversified financials, real estate (including real estate investment trusts (“REITs”)) and insurance companies, meaning that the Fund will invest at least 25% of its net assets in securities issued by such companies. In addition, the Fund also may focus its investments in other sectors such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Adviser retains broad discretion to allocate the Fund’s investments across various sectors and industries.

The Fund may invest in preferred equity or debt securities of any maturity or credit rating, including investment grade securities, below investment grade securities (commonly known as “junk bonds”) and unrated securities. The Fund generally seeks to maintain a minimum weighted average senior debt rating of the issuing companies in which it invests of BBB-, which the Fund considers to be investment grade. Although a company’s senior debt rating may be BBB-, an underlying security issued by such company in which the Fund invests may have a lower rating than BBB-. A security must be rated no lower than B- or B3 in order to be purchased by the Fund (or if unrated, of similar quality in the opinion of the Adviser).

S&P 500 Options Investment Strategy

The Fund may expose up to 10% of its assets to a credit spread options strategy however market conditions may dictate additional exposure. The Fund seeks to achieve a credit spread on an S&P 500 ETF or Index by selling/writing an out-of-the-money (an out-of-the-money put option is one whose strike price is lower than the market price of the underlying reference asset of the option) short put option each month while simultaneously purchasing an out-of-the-money long put option below the short option position. A credit spread is an options strategy that involves the purchase of one option and a sale of another option in the same class and expiration but different strike prices. Such a strategy results in a net credit for entering the option position, and wants the spreads to narrow or expire for profit. Buying the protective long put option is hedging any significant downside risk posed by the short put option by employing a defensive position.

The short option premium is derived from “implied volatility” the expected level of volatility priced into an option and is higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, the Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Fund under the derivatives contract. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options. There can be no assurance that the variance risk premium will be positive for the Fund’s investments at any time or on average and over time.

The premium paid for a long put option is typically priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into this derivative contract, the Fund is, in essence, transferring a risk that its counterparty seeks to accept in exchange for the premium received by the counterparty under the derivatives contract. By transferring this risk to a counterparty, the Fund seeks to benefit over the long-term from the difference in premium collected on the short put option premium above and the long option premium paid herein. There can be no assurance that the variance risk premium will be positive for the Fund’s investments at any time or on average and over time.

A put option typically gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price. Generally, the Fund intends to sell put options that are out-of-the-money. Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling put options, the Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ETF or index, depending on the terms of the option.

When the Fund enters into derivatives transactions, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations.

The Fund invests as indicated above in preferred securities. These securities will be used to meet asset coverage or margin requirements on the Fund’s option writing strategy. The Fund may write put options in respect of an underlying security in which the Fund does not have a short position. The Fund may hold positions in equities and ETFs to the extent necessary to meet asset coverage or margin requirements. Generally, the investment goal is to write options with a target of 10% spread notional exposure however market conditions may dictate more notional exposure. The Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is risk that you could lose money through your investment in the Fund. Investing in the Fund can result in a loss of some or all amounts invested. Before investing in the Fund, the investor should consider (i) suitability of the investment with respect to investor’s investment objectives and (ii) factors such as investor’s net worth, income, age, risk tolerance and time horizon. Investors that cannot bear the loss of some or all of the investment or with a short-term investment time horizon should avoid investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance. The Fund is subject to the risks associated with the preferred equity and option markets, any of which could cause an investment to lose money.

Investment Risk: You could lose money by investing in the Fund. An investment in the Fund is not a deposit to a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund Investment.

Preferred Security Risk: Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries. Preferred securities that do not have a maturity date are considered to be perpetual investments.

ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in other ETFs and may be higher than other Fund that invest directly in similar securities. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. ETFs may employ leverage. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track.

Option Risk: Changes in the market price or other economic attributes of the underlying investment, changes in the realized or perceived volatility of the relevant market and underlying investment and time remaining before an option’s expiration affect the market price of options.

If the market for the options becomes less liquid or smaller the market price of the options may be adversely affected. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. The Fund may close out of long options by selling instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option.

When the Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Fund. Writing options can cause the Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

The Fund’s options positions will be marked to market on each day that the Fund strikes its NAV. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

The decision on when and how to use options involves the exercise of skill and judgement. Market behavior or unexpected events can adversely affect a well-executed options program. Anticipation of future movements in securities prices or other economic factors of the underlying investments impact the success of an option strategy. No assurances on the Adviser’s judgement being correct can be given.

Leverage Risk: The Fund may be subject to leverage risk through the use of options. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Foreign Securities Risk: Foreign securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

Call Risk: If, during periods of falling interest rates, an issuer calls higher-yielding debt instruments held by the Fund, the Fund may have to reinvest in securities with lower yields, which may adversely impact the Fund’s performance.

Financial Sector Risk: Because the Fund may invest 25% or more of its net assets in the financial sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financial sector, including the bank, capital markets, consumer finance, diversified financials, real estate (including REITS) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, healthcare, and telecommunication, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, amount others, changes in government regulation, world events and economic conditions.

Large-Capitalization Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Credit Risk: The risk that an issuer of a security will be unable or unwilling to make dividend, interest and/principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments. Credit risk may be heightened if the Fund invests in “high yield” or “junk” securities; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risk, including the possibility of dividend or interest deferral, default or bankruptcy.

Duration Risk: Duration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security’s price risk to changes in interest rates (or yields). Securities with longer duration tend to be more sensitive to interest rate (or yield) changes than securities with shorter duration.

Interest Rate Risk: It is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. Rising interest rates also may lengthen the duration of debt securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases.

Prepayment and Extension Risk: The risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a debt instrument before it is expected. The Fund may have to invest the proceeds in lower yielding securities or that expectations of such early call will negatively impact the market price of the security. Extension risk is the risk that changes in the interest rates or credit spreads may result in lowering call expectations, which can cause prices to fall.

REIT Risk: Investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-800-869-1679 and may also be available at www.innovativeportfolios.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-869-1679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovativeportfolios.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Class I Performance Bar Chart For Calendar Years Ended December 31, 2021
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6-30-2020	14.08%
Worst Quarter:	3-31-2020	-19.85%
The Fund's year-to-date return as of the most recent fiscal quarter, which ended December 31, 2021, was 7.74%.
Preferred - Plus | S&P U.S. Preferred Stock Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.64%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.45%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2018
Preferred - Plus | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IPPPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	622
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,112
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,464
Annual Return 2019	rr_AnnualReturn2019	19.77%
Annual Return 2020	rr_AnnualReturn2020	9.05%
Annual Return 2021	rr_AnnualReturn2021	7.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.85%)
1 Year	rr_AverageAnnualReturnYear01	7.74%
Since Inception	rr_AverageAnnualReturnSinceInception	12.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2018
Preferred - Plus | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.99%
Since Inception	rr_AverageAnnualReturnSinceInception	9.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2018
Preferred - Plus | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.60%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2018
Dividend Performers
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DIVIDEND PERFORMERS SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Dividend Performers (the “Fund”) investment objective is to seek to provide income. The Fund’s secondary objective is capital appreciation.

The Fund may change its investment objectives without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objectives.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2021, the Fund’s portfolio turnover rate was 58.39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.39%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver in 1 Year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment strategy is twofold: (1) investing in dividend paying U.S. equity securities, and (2) credit spread options on an S&P 500 ETF or Index; both of which are described in detail below.

Dividend Investment Strategy

The Fund will invest in common stocks of dividend paying U.S. companies. The Fund invests, generally, in large capitalization companies ($10 billion or higher) but has the ability to invest in income-producing equity securities of all capitalizations with ten years of rising dividend payments. The Fund may also invest in real estate investment trusts (“REITs”).

The Fund’s Adviser, Innovative Portfolios, LLC (the “Adviser”), invests the Fund’s assets in companies that have a ten-year history of paying dividends, appear to have the ability to continue to pay dividends, have a history of increasing their dividends, and meet certain risk standards (as discussed in more detail below). The Adviser will generally sell a security if the security is no longer expected to meet the Adviser’s dividend or growth expectations or if the risk characteristics place the equity in higher risk deciles.

The selection of dividend-paying stocks is based on the universe of companies based in the U.S. with a history of increasing dividends for 10 consecutive years. That list is further sorted by the companies with the best downside risk (lowest) characteristics. Historically, the companies with lower downside risk scores have potential for long-term growth and have exhibited lower volatility and lower downside risk. The downside risk score utilizes a fundamental value approach, evaluating the security on certain factors (e.g., free cash-flow, revenue stability, profitability changes and trend, leverage, stock price volatility and correlation, and earning surprise persistency). These variables are used to evaluate downside risk on the securities meaning the risk of the stock versus the potential return, with the objective to avoid downside risk. The portfolio is periodically rebalanced where companies with higher risk characteristics are exchanged for companies with lower risk characteristics.

S&P 500 Options Strategy

The Fund may expose up to 20% of its assets to a credit spread options strategy however market conditions may dictate additional exposure. The Fund seeks to achieve a credit spread on an S&P 500 ETF or Index by selling/writing an out-of-the-money (an out-of-the-money put option is one whose strike price is lower than the market price of the underlying reference asset of the option) short put option each month while simultaneously purchasing an out-of-the-money long put option below the short option position. A credit spread is an options strategy that involves the purchase of one option and a sale of another option in the same class and expiration but different strike prices. Such a strategy results in a net credit for entering the option position, and wants the spreads to narrow or expire for profit. Buying the protective long put option is hedging any significant downside risk posed by the short put option by employing a defensive position.

The short option premium is derived from “implied volatility” the expected level of volatility priced into an option and is higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, the Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Fund under the derivatives contract. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options. There can be no assurance that the variance risk premium will be positive for the Fund’s investments at any time or on average and over time.

The premium paid for a long put option is typically priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into this derivative contract, the Fund is, in essence, transferring a risk that its counterparty seeks to accept in exchange for the premium received by the counterparty under the derivatives contract. By transferring this risk to a counterparty, the Fund seeks to benefit over the long-term from the difference in premium collected on the short put option premium above and the long option premium paid herein. There can be no assurance that the variance risk premium will be positive for the Fund’s investments at any time or on average and over time.

A put option typically gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price. Generally, the Fund intends to sell put options that are out-of-the-money. Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling put options, the Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ETF or index, depending on the terms of the option.

When the Fund enters into derivatives transactions, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations.

The Fund’s invests as indicated above in common stocks of dividend paying companies. These securities will be used to meet asset coverage or margin requirements on the Fund’s option writing strategy. The Fund may write put options in respect of an underlying security in which the Fund does not have a short position. The Fund may hold positions in equities and ETFs to the extent necessary to meet asset coverage or margin requirements. Generally, the investment goal is to write options with a target of 20% spread notional exposure however market conditions may dictate more notional exposure. The Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is risk that you could lose money through your investment in the Fund. Investing in the Fund can result in a loss of some or all amounts invested.

Investment Risk: You could lose money by investing in the Fund. An investment in the Fund is not a deposit to a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund Investment.

Equity Risk: Equity security values held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of the securities participate or other factors relating to the companies.

Dividend-Paying Security Risk: The Fund’s investments in dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Real Estate Industry Risk: Investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.

Large-Capitalization Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer discretionary, industrials and financials sectors may comprise a significant portion of the Fund’s portfolio. The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographic and consumer tastes, interest rates, and competitive pressures. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures. Unique risks of the financial sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.

Option Risk: Changes in the market price or other economic attributes of the underlying investment, changes in the realized or perceived volatility of the relevant market and underlying investment and time remaining before an option’s expiration affect the market price of options.

If the market for the options becomes less liquid or smaller the market price of the options may be adversely affected. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. The Fund may close out of long options by selling instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option.

When the Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Fund. Writing options can cause the Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

The Fund’s options positions will be marked to market on each day that the Fund strikes its NAV. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

The decision on when and how to use options involves the exercise of skill and judgement. Market behavior or unexpected events can adversely affect a well-executed options program. Anticipation of future movements in securities prices or other economic factors of the underlying investments impact the success of an option strategy. No assurances on the Adviser’s judgement being correct can be given.

Leverage Risk: The Fund may be subject to leverage risk through the use of options. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-800-869-1679 and may also be available at www.innovativeportfolios.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-869-1679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovativeportfolios.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Performance Bar Chart For Calendar Years Ended December 31, 2021
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6-30-2020	54.69%
Worst Quarter:	3-31-2020	-44.54%
The Fund's year-to-date return as of the most recent fiscal quarter, which ended December 31, 2021, was 32.67%.
Dividend Performers | NASDAQ U.S. Broad Dividend Achievers Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.89%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	22.38%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2018
Dividend Performers | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	28.57%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2018
Dividend Performers | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IPDPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	608
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,086
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,406
Annual Return 2019	rr_AnnualReturn2019	33.18%
Annual Return 2020	rr_AnnualReturn2020	20.22%
Annual Return 2021	rr_AnnualReturn2021	32.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	32.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	54.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(44.54%)
1 Year	rr_AverageAnnualReturnYear01	32.67%
Since Inception	rr_AverageAnnualReturnSinceInception	29.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2018
Dividend Performers | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.79%
Since Inception	rr_AverageAnnualReturnSinceInception	26.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2018
Dividend Performers | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.32%
Since Inception	rr_AverageAnnualReturnSinceInception	22.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2018
Greenwich Ivy Long-Short Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GREENWICH IVY LONG-SHORT FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Greenwich Ivy Long-Short Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2021 was 108.62%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.62%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver solely for the period of the expense reimbursement agreement shown above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its investment objective of long-term capital appreciation, the Fund invests in equity securities and exchange-traded funds that primarily invest in equity securities (“ETFs”). Equity securities will include those that are issued by U.S., foreign, and emerging market companies and may be of any capitalization. The Fund may invest in micro-capitalization companies which the Fund defines as those that at the time of purchase: (i) have a market capitalization between $100 million and $750 million or (ii) are within the capitalization range of the Russell Microcap Index as of its most recent reconstitution date. The Fund may also sell short individual equity securities or shares of ETFs. The Fund also may invest in inverse ETFs. During periods of market volatility, the Fund may assume a temporary defensive position by investing up to 70% of its assets in cash or cash equivalents such as money market funds and U.S. Treasury Securities.

In making investments for the Fund’s portfolio, the Adviser employs a fundamental research approach that evaluates the investment merits of equity securities and ETFs. The Adviser also considers overall global equity market trends in managing the Fund’s portfolio. If the Adviser considers equity market conditions to be unfavorable or uncertain, the Fund may sell short individual equity securities or shares of ETFs, invest in inverse ETFs or allocate a significant amount of its assets to cash or cash equivalent positions.

The Fund is a non-diversified fund which means that it may invest in fewer issuers than a diversified fund. Because of the tactical nature of the Adviser’s strategy, the Fund may engage in frequent trading of its portfolio which will result in a higher portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The Fund is subject to the risks associated with the global stock and bond markets, any of which could cause an investment to lose money.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

●	Inverse ETF Risk. Inverse ETFs seek to provide the inverse daily return of a particular index or group of securities. Over time, the Inverse ETF’s returns may differ dramatically from the returns of the underlying index or group of securities. Longer holding periods and market volatility will exacerbate the differences in the Inverse ETF’s returns compared to those of the index or group of securities. It is possible that an Inverse ETF may decline in value even when the value of the index or group of securities falls.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Micro Capitalization Risk. Micro capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies.

Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.

Portfolio Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

Short Selling Risk. If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Small Capitalization Stock Risk. The earnings and prospects of small sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-800-869-1679 and may also be available at www.greenwichivyfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-869-1679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greenwichivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31, 2021 Average Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12-31-2020	31.75%
Worst Quarter:	3-31-2020	-11.35%
The Fund's year-to-date return as of the most recent fiscal quarter, which ended December 31, 2021, was 8.45%
Greenwich Ivy Long-Short Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	24.79%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2019
Greenwich Ivy Long-Short Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GIVYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.38%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	1.08%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 330
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,152
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,161
Annual Return 2020	rr_AnnualReturn2020	26.86%
Annual Return 2021	rr_AnnualReturn2021	8.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.35%)
1 Year	rr_AverageAnnualReturnYear01	8.45%
Since Inception	rr_AverageAnnualReturnSinceInception	16.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2019
Greenwich Ivy Long-Short Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2019
Greenwich Ivy Long-Short Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.48%
Since Inception	rr_AverageAnnualReturnSinceInception	12.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2019
RAREVIEW DYNAMIC FIXED INCOME ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RAREVIEW DYNAMIC FIXED INCOME ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: The Rareview Dynamic Fixed Income ETF (the “Fund”) seeks total return with an emphasis on providing current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended September 30, 2021, the Fund had a portfolio turnover rate of 74%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Priipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Priipal Investment Strategies: The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income closed-end funds trading at a discount or premium to their underlying net asset value and that pay regular periodic cash distributions.

Closed-end funds are investment companies registered with the U.S. Securities and Exchange Commission (“SEC”) that issue a fixed number of shares through an initial public offering, after which shares will typically be traded on an exchange such as the New York Stock Exchange (“NYSE”) or the Nasdaq National Market System. Unlike open-end investment companies, shares of closed-end funds are not redeemable by the fund on a daily basis. A share in a closed-end fund represents an investment in the underlying assets held by the closed-end fund. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund advisor’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. The Adviser seeks to select closed-end funds for the Fund’s portfolio whose shares are trading at a discount or premium relative to their underlying net asset values (“NAV”). A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. The Fund may generate income in the form of capital gains when the Fund sells shares of a closed-end fund whose shares the Fund initially purchased at discount and whose NAV has subsequently moved closer to the per-share value of its underlying assets. The Fund may also receive income generated from distributions from its holdings in closed-end funds, and may employ a dividend capture strategy in which the Fund purchases shares of a closed-end fund just prior to the ex-dividend date to capture the dividend distribution, then selling it after the dividend is paid.

The Adviser will use a top-down macro-focused analysis to select closed-end funds that best fit within custom asset classes created by the Adviser that seek to mimic broader fixed income investment classes. Examples of these asset classes include: (i) investment-grade corporate bonds; (ii) high-yield corporate bonds; (iii) municipal bonds; (iv) convertible bonds; (v) leveraged loans; (vi) mortgage-backed securities; (vii) emerging market fixed income securities; and (viii) aggregate fixed income securities. While the Fund may at times be invested in all of these asset classes, the Fund’s allocation to these asset classes may vary at the Adviser’s discretion, and the Fund is not required to invest in all of the asset classes. The Adviser uses a quantitative approach to measure the relative discounted value or premium of each closed-end fund within an asset class to seek the closed-end fund investments which the Adviser believes have the potential to generate the highest levels of after-tax income. The Adviser’s weighting of each asset class will be determined by the top-down macro model’s measure of relative risk levels and expected return.

Through its investments in closed-end funds that hold non-U.S. fixed income securities, the Fund may invest indirectly in foreign securities, including securities of issuers located in emerging markets. The Fund defines emerging markets as countries in the MSCI Emerging Market Index or that we consider to be emerging markets based on our evaluation of their level of economic development or the size and experience of their securities markets.

While the Fund will invest primarily in closed-end funds, the Fund may invest up to 30% of its assets in exchange traded funds (“ETFs”) that are representative of one of the Adviser’s custom asset classes if, in the Adviser’s discretion, the ETFs will provide a better investment opportunity or liquidity for the asset class. The Fund, and the closed-end funds in which the Fund invests, may invest in derivatives, including listed or over-the-counter index futures, options and swaps, for hedging purposes to mitigate interest rate, equity, credit, commodity, currency and volatility risks. The Fund may invest in cash and cash equivalents to offset leverage, credit, and interest rate exposure within the Fund’s holdings in closed-end funds.

The Adviser may sell or reduce the Fund’s position in a holding for a variety of reasons when appropriate and consistent with the Fund’s investment objectives and policies, or when the holding no longer meets the Adviser’s investment selection criteria. Generally, the Fund will sell or reduce its position in a closed-end fund when its discount-to-NAV has reverted to or has moved significantly above its fair value, as determined by the Adviser. The Fund may also sell or reduce its positions when attempting to rebalance the distribution of Fund assets among asset classes in the interest of affecting the Fund’s relative risk levels and expected returns.

In managing the Fund’s portfolio, the Adviser will engage in frequent portfolio transactions, resulting in a higher portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance. As a result of the Fund’s direct investments in closed-end funds and ETFs, the Fund is indirectly exposed to the risks of the investments held and operations conducted by those funds.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Fixed Income Risk. Through its investments in other funds, the Fund may be subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Fixed income securities are subject to the following risks:

●	Call Risk. The CEFs and ETFs (“Underlying Funds”) may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Underlying Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Underlying Fund’s net investment income, resulting in a decline in the Fund’s income.

●	Credit Risk. The risk that an issuer or counterparty will fail to pay its obligations when they are due. As a result, the income from an investment might be reduced, the value of the investment might fall. Changes in the economic, social or political conditions that affect an issuer or counterparty, or type of security or other instrument can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability or willingness to pay interest and principal when due.

●	Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities. Duration is the measure of the sensitivity of a debt security to changes in market interest rates. For example, if interest rates increase by 1%, a fixed income security with a duration of two years will decrease in value by approximately 2%.

●	Extension Risk. The risk that if interest rates rise, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

●	Interest Rate Risk. The risk that debt instruments will change in value (either positively or negatively) because of changes in interest rates. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.

Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Bank Loan Risk. Through its investments in other funds, the Fund may be subject to the risks associated with bank loans. Investments in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a fund will depend primarily upon the creditworthiness of the borrower (whose financial condition may be troubled or highly leveraged) for payment of principal and interest. When a fund is a participant in a loan, the fund has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions involving floating rate loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which a Fund may invest is rapidly rising. If a Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Closed-End Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to their NAV. When the Fund purchases shares of a closed-end fund at a discount to its NAV, there can be no assurance that the discount will decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Many closed-end funds also utilize leverage, which will expose the Fund to greater risk of significant changes in share prices of the closed-end funds’ share prices and will require payment of leverage interest or dividend expenses, reducing the closed-end fund’s overall return. Closed-end funds also expose the Fund to illiquidity risks because closed-end funds may have smaller market capitalizations than other exchange-traded investments. Closed-end funds that pay a dividend or distribution may reduce or eliminate such payments from time to time.

●	Anti-Takeover Measures Risk. Certain closed-end funds may have provisions in their organizational documents intended to limit the ability of third parties to acquire control or change the composition of the closed-end fund’s board. This may discourage a third party from seeking to obtain control of the closed-end fund, which could limit the ability of closed-end fund shareholders to sell their shares at a premium over prevailing market prices.

Control of Underlying Fund Risk. Although the Fund and the Adviser will evaluate regularly each closed-end fund to determine whether its investment program is consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by a closed-end fund. The investment adviser to each closed-end fund may change aspects of its investment strategies at any time. The Adviser will not have the ability to control or otherwise influence the composition of the investment portfolio of a closed-end fund.

Convertible Bond Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Derivatives Risk. The Fund may be subject to the risks of investing in derivative securities. The value of a derivative security may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be highly volatile and illiquid and may entail investment exposure greater than the total value of the derivatives’ underlying assets (their “notional amount”).

●	Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. Investing in futures usually exposes investors in a greater degree of leverage than other investments. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

●	Options. The market values of options may not always move in synch with the market value of the underlying securities. Specific market movements of an option and the instruments underlying an option cannot be predicted. The purchaser of an option is subject to the risk of losing the entire purchase price of the option if the option has not been sold or exercised prior to the option’s expiration date.

●	Swaps. Swaps are agreements to exchange cash flows. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss.

Dividend Risk. The Fund’s ability to achieve its investment objectives depends in part upon the Adviser’s ability to anticipate the dividend policies of closed-end funds and the underlying companies in which such closed-end funds invest. When the Fund employs dividend capture strategies the Adviser is required to identify and exploit opportunities such as the announcement of major corporate actions, including restructuring initiatives or a special dividend, that may lead to a high level of current dividend income. These situations are typically not recurring in nature or frequency, may be difficult to predict, and may not result in an opportunity that allows the Adviser to fulfill the Fund’s investment objective. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of investments subject to dividend capture trading.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

●	Trading Issues. Trading in Shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Foreign Securities Risk. Through its investments in other funds, the Fund may be exposed to the risks of investment in foreign securities. Investments in foreign securities are subject to special risks above and beyond those normally associated with domestic securities. Due to economic, political, and social instabilities in foreign markets, foreign securities can be more volatile than domestic securities. The Fund’s investments in other funds may expose the Fund to the risks of investment in emerging market countries, which can involve higher degrees of risk as compared with developed economies.

High Yield Fixed Income Securities. Fixed income securities in a closed-end fund that are rated below investment grade (i.e., “high yield fixed income securities” or “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer. High yield fixed income securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Illiquidity Risk. Certain of the Fund’s investments may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. An inability to sell securities can adversely affect the value of the Fund or prevent the Fund from taking advantage of other investment opportunities. Also, an inability to sell securities may affect the Fund’s ability to meet redemption requests. In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments in closed-end funds due to infrequent trading in such investments. The prices of such investments may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such investments without an unfavorable impact on prevailing market prices, or make it difficult for the Adviser to dispose of such investments at a fair price or at the time the Adviser believes it is desirable to do so. Closed-end funds that are liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value. The Fund is limited to investing only up to 15% of its net assets (plus borrowings for investment purposes) in illiquid securities.

Investments in Undervalued Securities. The Fund’s investment strategy includes investing in closed-end funds that are, in the Adviser’s opinion, undervalued based on their underlying assets. There is no assurance that the Adviser will successfully identify such investment opportunities. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments may involve a high level of risk, and may result in substantial losses.

Leverage Risk. Although the Fund will not itself employ leverage, the underlying holdings will often employ leverage, subject to investment company limits set forth by the U.S. Securities and Exchange Commission (the “SEC”). There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of investments purchased by the Fund (e.g., closed-end funds which pay regular periodic cash distributions) may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, including the United States, the financial health of consumers, borrowers, individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, and the performance, liquidity, credit quality and financial underpinnings of the securities in which the Fund invests, and may lead to losses on your investment in the Fund.

Money Market Mutual Fund Risk. The Fund may invest in money market mutual funds in order to manage its cash component. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Mortgage-Back Securities Risk. Mortgage Backed Securities (“MBS”) are subject to credit risk because underlying loan borrowers may default. Additionally, MBS are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increases and the Fund may have to reinvest prepayment proceeds at a lower interest rate. MBS issued or guaranteed by private issuers are also known as “non-agency” MBS. Non-agency MBS generally are a greater credit risk than MBS issued by The U.S. government, and the market for non-agency MBS is smaller and less liquid than the market for government-issued MBS.

Municipal Bond Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Portfolio Turnover Risk. The Fund may turn over its portfolio investments for a variety of reasons, including for asset allocation rebalances, changes in a closed-end fund’s valuation, temporary defensive positions, dividend capture strategies, or short-term trading strategies. Investments may be sold when, in the opinion of the Adviser, investment considerations warrant such action, without regard to the length of time held. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in derivatives, may have the effect of increasing the Fund’s annual rate of portfolio turnover. If investments are not held for the applicable holding periods, dividends paid on them will not qualify for advantageous U.S. federal tax rates.

Quantitative Model Risk. Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. The Fund’s assets may be concentrated in a particular sector or sectors. To the extent that the Fund is concentrated in a particular sector or sectors, the Fund will be subject to the risk that the economic, political or other conditions that have a negative effect on those sectors may negatively impact the Fund to a greater extent than if the Fund’s assets were in a wider variety of sectors.

Short Sales Risk. Selling securities short creates the risk of losing an amount greater than the amount invested. Short selling is subject to the theoretically unlimited risk of loss because there is no limit on how much the price of a stock may appreciate before the short position is closed out. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over the market price.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Underlying Fund Risk. Closed-End Funds and ETFs (the “Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

●	Market Risk. The prices of the securities in the Underlying Funds are subject to the risks associated with investing in municipal securities, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

●	Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security. The Underlying Funds may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

○	U.S. Credit Ratings. The rating criteria and methodology used by U.S. rating agencies may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

○	Foreign Credit Ratings. The rating criteria and methodology used by foreign rating agencies may be different from those adopted by most of the established US credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by US credit rating agencies. The rating criteria and methodology used by foreign credit ratings agencies also may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

●	Interest Rate Risk. Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations.

●	Tax Risk. There is no guarantee that the Underlying Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Underlying Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Underlying Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

●	Leverage Risk. Ordinary borrowings by an Underlying Fund or an Underlying Fund’s investment in derivatives may result in leverage. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of investments made with the proceeds of the borrowing, the NAV of the Underlying Fund’s shares will decrease more than if the Underlying Fund had not used leverage. An Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund to repay borrowings. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

●	Anti-Takeover Measures Risk. Certain Underlying Funds may have provisions in their organizational documents intended to limit the ability of third parties to acquire control or change the composition of the Underlying Fund’s board. This may discourage a third party from seeking to obtain control of the Underlying Fund, which could limit the ability of Underlying Fund shareholders to sell their shares at a premium over prevailing market prices.

●	Non-Diversified Risk. Some of the Underlying Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in the obligations of a single issuer. Moreover, the gains and losses on an investment in such an Underlying Fund may have a greater impact on the Fund’s NAV and may make the value of the Fund’s investment in such an Underlying Fund more volatile than an investment in more diversified Underlying Funds.

●	Risk of Investment Restrictions. The Fund is subject to the provisions of the 1940 Act that limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of any one Underlying Fund. The Fund and its affiliates may not acquire “control” of an Underlying Fund, which is presumed once ownership of an Underlying Fund’s outstanding voting securities exceeds 25%. This limitation could inhibit the Fund’s ability to purchase one or more Underlying Funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the Underlying Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in the obligations of a single issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-212-475-8664 and may also be available at www.rareviewcapital.com

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-212-475-8664
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rareviewcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31, 2021
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3/31/2021	7.05%
Worst Quarter:	9/30/2021	-0.37%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2021, was 12.62%
RAREVIEW DYNAMIC FIXED INCOME ETF | 50% ICE BoFA 5-10 Y US Corp TR USD
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.52%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 20, 2020
RAREVIEW DYNAMIC FIXED INCOME ETF | iBoxx Liquid High Yield TR USD
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.48%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 20, 2020
RAREVIEW DYNAMIC FIXED INCOME ETF | RAREVIEW DYNAMIC FIXED INCOME ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RDFI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.54%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 307
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	979
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,526
Annual Return 2021	rr_AnnualReturn2021	12.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.37%)
1 Year	rr_AverageAnnualReturnYear01	12.62%
Since Inception	rr_AverageAnnualReturnSinceInception	18.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 20, 2020
RAREVIEW DYNAMIC FIXED INCOME ETF | RAREVIEW DYNAMIC FIXED INCOME ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.72%
Since Inception	rr_AverageAnnualReturnSinceInception	15.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 20, 2020
RAREVIEW DYNAMIC FIXED INCOME ETF | RAREVIEW DYNAMIC FIXED INCOME ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.55%
Since Inception	rr_AverageAnnualReturnSinceInception	12.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 20, 2020
RAREVIEW TAX ADVANTAGED INCOME ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RAREVIEW TAX ADVANTAGED INCOME ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective: The Rareview Tax Advantaged Income ETF (the “Fund”) seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, sell, or hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended September 30, 2021, the Fund had a portfolio turnover rate of 78%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under normal market conditions, the Fund will invest in municipal bond closed-end funds trading at a discount or premium to their underlying net asset value and that pay regular periodic cash distributions.

Closed-end funds are investment companies registered with the U.S. Securities and Exchange Commission (“SEC”) that issue a fixed number of shares through an initial public offering, after which shares will typically be traded on an exchange such as the New York Stock Exchange (“NYSE”) or the Nasdaq National Market System. Unlike open-end investment companies, shares of closed-end funds are not redeemable with the fund on a daily basis. A share in a closed-end fund represents an investment in the underlying assets held by the closed-end fund. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund adviser’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. The Adviser seeks to select closed-end funds for the Fund’s portfolio whose shares are trading at a discount or premium relative to their underlying net asset values (“NAV”). A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. The Fund may generate income in the form of capital gains when the Fund sells shares of a closed-end fund whose shares the Fund initially purchased at discount and whose NAV has subsequently moved closer to the per-share value of its underlying assets. The Fund may also receive income generated from distributions from its holdings in closed-end funds, and may employ a dividend capture strategy in which the Fund purchases shares of a closed-end fund just prior to the ex-dividend date to capture the dividend distribution, then selling it after the dividend is paid.

While the Fund will invest primarily in closed-end funds, the Fund may invest up to 30% of its assets in municipal or short term Treasury exchange traded funds (“ETFs”) if in the Adviser’s discretion, the ETFs will provide a better investment opportunity or liquidity for the asset class. The Fund, and the closed-end funds in which the Fund invests, may invest in derivatives, including listed and over-the-counter index futures, options and swaps, for hedging purposes to mitigate interest rate, equity, credit, commodity, currency and volatility risks. The Fund may invest in cash and cash equivalents to offset leverage and interest rate exposure within the Fund’s holdings in closed-end funds.

The Adviser may sell or reduce the Fund’s position in a holding for a variety of reasons when appropriate and consistent with the Fund’s investment objectives and policies, or when the holding no longer meets the Adviser’s investment selection criteria. Generally, the Fund will sell or reduce its position in a closed-end fund when its discount-to-NAV has reverted to or has moved significantly above its fair value, as determined by the Adviser. The Fund may also sell or reduce its positions when attempting to rebalance the distribution of Fund assets among asset classes in the interest of affecting the Fund’s relative risk levels and expected returns.

In managing the Fund’s portfolio, the Adviser will engage in frequent portfolio transactions, resulting in a higher portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and price of shares and performance. As a result of the Fund’s direct investments in closed-end funds and ETFs, the Fund is indirectly exposed to the risks of the investments held and operations conducted by those funds.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Underlying Fund Risk. Closed-End Funds and Exchange Traded Funds (the “Underlying Funds”), in which the Fund invests, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Each Underlying Fund is subject to its own specific risks, but the Adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

●	Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

●	Call Risk. The Fund may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Fund’s net investment income.

●	Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

○	U.S. Credit Ratings Risk. The rating criteria and methodology used by U.S. rating agencies may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

●	Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities. Duration is the measure of the sensitivity of a debt security to changes in market interest rates. For example, if interest rates increase by 1%, a fixed income security with a duration of two years will decrease in value by approximately 2%.

●	Extension Risk. The risk that if interest rates rise, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

●	Interest Rate Risk. Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations.

●	Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.

●	State Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in a particular state. Consequently, the Fund may be affected by political, economic, regulatory and other developments within that state and by the financial condition of that state’s political subdivisions, agencies, instrumentalities and public authorities.

●	Special Tax Bond Risk. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition and performance of special tax bonds. Special tax bonds are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline. Adverse conditions and developments affecting a. particular project may result in lower revenues to the issuer of the municipal securities, which may adversely affect the value of the Fund’s portfolio.

●	Transportation Bond Risk. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition and performance of transportation bonds. Transportation bonds may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation related securities, as do the presence of alternate forms of transportation, such as public transportation.

Municipal securities that are issued to finance a particular transportation project often depend solely on revenues from that project to make principal and interest payments. Adverse conditions and developments affecting a particular project may result in lower revenues to the issuer of the municipal securities.

●	Water and Sewer Bond Risk. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition and performance of water and sewer bonds. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer’s importance, monopoly status and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run off or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation and federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Cash and Cash Equivalents. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which a Fund may invest is rapidly rising. If a Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Closed-End Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to their NAV. When the Fund purchases shares of a closed-end fund at a discount to its NAV, there can be no assurance that the discount will decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Many closed-end funds also utilize leverage, which will expose the Fund to greater risk of significant changes in share prices of the closed-end funds’ share prices, and will require payment of leverage interest or dividend expenses, reducing the closed-end fund’s overall return. Closed-end funds also expose the Fund to illiquidity risks because closed-end funds may have smaller market capitalizations than other exchange-traded investments. Closed-end funds that pay a dividend or distribution may reduce or eliminate such payments from time to time.

●	Anti-Takeover Measures Risk. Certain closed-end funds may have provisions in their organizational documents intended to limit the ability of third parties to acquire control or change the composition of the closed-end fund’s board. This may discourage a third party from seeking to obtain control of the closed-end fund, which could limit the ability of closed-end fund shareholders to sell their shares at a premium over prevailing market prices.

Control of Underlying Fund Risk. Although the Fund and the Adviser will evaluate regularly each closed-end fund to determine whether its investment program is consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by a closed-end fund. The investment adviser to each closed-end fund may change aspects of its investment strategies at any time. The Adviser will not have the ability to control or otherwise influence the composition of the investment portfolio of a closed-end fund.

Derivatives Risk. Through its investments in other funds, the Fund may be subject to the risks of investing in derivative securities. The value of a derivative security may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be highly volatile and illiquid and may entail investment exposure greater than the total value of the derivatives’ underlying assets (their “notional amount”).

●	Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. Investing in futures usually exposes investors in a greater degree of leverage than other investments. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

●	Options. The market values of options may not always move in synch with the market value of the underlying securities. Specific market movements of an option and the instruments underlying an option cannot be predicted. The purchaser of an option is subject to the risk of losing the entire purchase price of the option if the option has not been sold or exercised prior to the option’s expiration date.

●	Swaps. Swaps are agreements to exchange cash flows. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss.

Dividend Risk. The Fund’s ability to achieve its investment objectives depends in part upon the Adviser’s ability to anticipate the dividend policies of closed-end funds and the underlying companies in which such closed-end funds invest. When the Fund employs dividend capture strategies the Adviser is required to identify and exploit opportunities such as the announcement of major corporate actions, including restructuring initiatives or a special dividend, that may lead to a high level of current dividend income. These situations are typically not recurring in nature or frequency, may be difficult to predict, and may not result in an opportunity that allows the Adviser to fulfill the Fund’s investment objective. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of investments subject to dividend capture trading.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

●	Trading Issues. Trading in Shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

●	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be trade in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity, in the markets for the Fund’s underlying holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.

High Yield Fixed Income Securities. Fixed income securities in a closed-end fund that are rated below investment grade (i.e., “high yield fixed income securities” or “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer. High yield fixed income securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Illiquidity Risk. Certain of the Fund’s investments may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. An inability to sell securities can adversely affect the value of the Fund or prevent the Fund from taking advantage of other investment opportunities. Also, an inability to sell securities may affect the Fund’s ability to meet redemption requests. In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments in closed-end funds due to infrequent trading in such investments. The prices of such investments may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such investments without an unfavorable impact on prevailing market prices, or make it difficult for the Adviser to dispose of such investments at a fair price or at the time the Adviser believes it is desirable to do so. Closed-end funds that are liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value. The Fund is limited to investing only up to 15% of its net assets (plus borrowings for investment purposes) in illiquid securities.

Investments in Undervalued Securities. The Fund’s investment strategy includes investing in closed-end funds that are, in the Adviser’s opinion, undervalued based on their underlying assets. There is no assurance that the Adviser will successfully identify such investment opportunities. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments may involve a high level of risk, and may result in substantial losses.

Leverage Risk. Although the Fund will not itself employ leverage, the underlying holdings will often employ leverage, subject to investment company limits set forth by the U.S. Securities and Exchange Commission (the “SEC”). There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of investments purchased by the Fund (e.g., closed-end funds which pay regular periodic cash distributions) may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, including the United States, the financial health of consumers, borrowers, individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, and the performance, liquidity, credit quality and financial underpinnings of the securities in which the Fund invests, and may lead to losses on your investment in the Fund.

Money Market Mutual Fund Risk. The Fund may invest in money market mutual funds in order to manage its cash component. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Portfolio Turnover Risk. The Fund may turn over its portfolio investments for a variety of reasons, including for asset allocation rebalances, changes in a closed-end fund’s valuation, temporary defensive positions, dividend capture strategies, or short-term trading strategies. Investments may be sold when, in the opinion of the Adviser, investment considerations warrant such action, without regard to the length of time held. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in derivatives, may have the effect of increasing the Fund’s annual rate of portfolio turnover. If investments are not held for the applicable holding periods, dividends paid on them will not qualify for advantageous U.S. federal tax rates.

Quantitative Model Risk. Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. The Fund’s assets may be concentrated in a particular sector or sectors. To the extent that the Fund is concentrated in a particular sector or sectors, the Fund will be subject to the risk that the economic, political or other conditions that have a negative effect on those sectors may negatively impact the Fund to a greater extent than if the Fund’s assets were in a wider variety of sectors.

Short Sales Risk. Selling securities short creates the risk of losing an amount greater than the amount invested. Short selling is subject to the theoretically unlimited risk of loss because there is no limit on how much the price of a stock may appreciate before the short position is closed out. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over the market price.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

U.S. Treasury Futures Contracts Hedge Risk. The Adviser, as it deems appropriate, intends to hedge against interest rate risk by short selling U.S. Treasury futures contracts. To the extent the Fund holds such short positions, should market conditions cause U.S. Treasury prices to rise, the Fund’s portfolio could experience a loss; and should U.S. Treasury prices rise at the same time municipal bond and/or closed-end municipal bond fund prices fall, these losses will be greater than if the hedging strategy had not been in place. The hedging strategy depends on market conditions and the judgment of the Adviser, and there is no guarantee that the success of the hedging strategy will be successful in mitigating interest rate risk or preventing losses to the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-212-475-8664 and may also be available at www.rareviewcapital.com

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-212-475-8664
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rareviewcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31, 2021
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/2021	4.98%
Worst Quarter:	9/30/2021	-0.55%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2021, was 10.82%.
RAREVIEW TAX ADVANTAGED INCOME ETF | Bloomberg Municipal TR USD
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.52%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 20, 2020
RAREVIEW TAX ADVANTAGED INCOME ETF | RAREVIEW TAX ADVANTAGED INCOME ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RTAI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.15%	[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	908
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,431
Annual Return 2021	rr_AnnualReturn2021	10.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.55%)
1 Year	rr_AverageAnnualReturnYear01	10.82%
Since Inception	rr_AverageAnnualReturnSinceInception	13.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 20, 2020
RAREVIEW TAX ADVANTAGED INCOME ETF | RAREVIEW TAX ADVANTAGED INCOME ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.79%
Since Inception	rr_AverageAnnualReturnSinceInception	11.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 20, 2020
RAREVIEW TAX ADVANTAGED INCOME ETF | RAREVIEW TAX ADVANTAGED INCOME ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.46%
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 20, 2020
The SPAC and New Issue ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: THE SPAC AND NEW ISSUE ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objectives: The SPAC and New Issue ETF (the “Fund”) seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the period ended September 30, 2021, the Fund had a portfolio turnover of 124%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

PRINCIPAL INVESTMENT STRATEGIES:

The Fund is an actively managed exchange traded fund. In pursuing the Fund’s investment objective, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in units and shares of Special Purpose Acquisitions Companies (“SPACs”) that have a minimum capitalization of $100 million and companies that completed an initial public offering (“IPO”) within the last two years. A SPAC is blank check company that has not yet merged with an operating company or even chosen a merger target. SPACs are formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. SPACs often have pre-determined time frames to merge (typically two years) or the SPAC will liquidate. A SPAC generally offers units, each comprised of one share of common stock and a warrant (or portion of a warrant) to purchase common stock. A warrant is a security that allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The Fund may seek to sell warrants that it receives in connection with the purchase of a SPAC’s units in order to generate additional returns for shareholders. The Fund may purchase units or shares of SPACs that have completed an IPO within the last two years on a secondary market or during a SPAC’s IPO. A SPAC that has completed a business transaction within the last two-years is considered a company that has completed an IPO within the last two-years. The Fund may enter into swap agreements on publicly traded SPACs and individual U.S. equities of any market capitalization that have completed an initial public offering within the last two-years. The Fund utilizes swap agreements in order to receive the returns associated with owning a SPAC or company that completed an initial public offering within the last two-years without the cost associated with directly investing in the SPAC or company. The Fund will utilize swap agreements to increase leverage in the Fund’s investments.

The Fund may also invest in depositary receipts for cash management purposes or due to a lack of suitable investment opportunities, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.

The Adviser utilizes fundamental analysis to identify investment opportunities with favorable attributes, to evaluate industry dynamics, measure the strength of the business model and management skill. The Adviser will perform research and due diligence on the SPAC sponsors or management teams. The Adviser’s evaluation of the sponsor will include the sponsor’s history in allocating capital, securing financing, experience managing public companies, and background in the area/industry where the SPAC is searching for a business combination. The Adviser may sell a position when a SPAC either announces a business combination or the price increases. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

PRINCIPAL RISKS: As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

●	SPAC Risk: The Fund invests in SPACs and companies that have completed an IPO. SPACs are companies that may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. The Fund may purchase SPACs through an IPO. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination.

●	ADR Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

●	Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

●	Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

●	Trading Issues. Trading in Shares on the Nasdaq Stock Market LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

o	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leverage Risk: The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

●	Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●	Management Risk: The Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that Adviser’s investment strategy will produce the desired results, causing losses for the Fund.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

●	Pre-Determined Time Frame Risk: SPACs typically have a pre-determined timeframe to merge with an operating company or they will liquidate. If a SPAC is unable to find a merger target, the Fund’s returns may be diminished.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

●	Swaps Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

●	Warrant Risk: Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 904-0406 and may also be available at www.spcxetf.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 904-0406
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.spcxetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31, 2021
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3/31/2021	10.63%
Worst Quarter:	9/30/2021	-1.55%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2021, was 10.08%
The SPAC and New Issue ETF | Index IQ Merger Arbitrage
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.11%)	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.92%)	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2020
The SPAC and New Issue ETF | The SPAC and New Issue ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPCX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	341
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	605
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,359
Annual Return 2021	rr_AnnualReturn2021	10.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.55%)
1 Year	rr_AverageAnnualReturnYear01	10.08%
Since Inception	rr_AverageAnnualReturnSinceInception	13.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2020
The SPAC and New Issue ETF | The SPAC and New Issue ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.52%
Since Inception	rr_AverageAnnualReturnSinceInception	12.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2020
The SPAC and New Issue ETF | The SPAC and New Issue ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	9.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2020
The De-SPAC ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: THE DE-SPAC ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objectives: The De-SPAC ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, to the price and yield performance of The De-SPAC Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the fiscal period ended September 30, 2021, the Fund had a portfolio rate of 44%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund attempts to replicate the Index by investing all, or substantially all (no less than 80%), of its net assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. Although the Adviser intends to be fully invested in the Index, the Fund may invest up to 20% of the Fund’s net assets in cash and cash like equivalents. As of December 31, 2021, there were 25 issuers in the Index.

The Index is comprised of twenty-five of the largest companies, based on market capitalization, that have completed a business combination transaction with a Special Purpose Acquisition Company (“SPAC”) within one year of the Index’s screening date. A SPAC is blank check company that has not yet merged with an operating company or even chosen a merger target. SPACs are formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.

The Herculoid Group LLC is the index provider for the Index. Solactive AG independently prices the Index on a continuous basis during equity market hours. The Index is rebalanced on a monthly basis.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

PRINCIPAL RISKS: As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

●	SPAC Risk: The Fund invests in companies that have completed a business combination transaction with a SPAC. SPACs are companies may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

●	ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

○	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	Index-Related Risk: There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

●	Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.

●	Large Capitalization Risk Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities market.

●	Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●	Management Risk: The Adviser’s decision to seek to follow the Index’s methodology in managing the Fund’s portfolio may prove to be incorrect and may not produce the desired results. Because the Fund seeks to track the Index, the Fund may forego certain attractive investment opportunities available to an actively managed fund. In following the Index’s methodology, the Fund may hold fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be delivered to shareholders semi-annually. Updated performance information will be available at by calling (866) 904-0406 and may also be available at www.DESPACetfs.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 904-0406
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.DESPACetfs.com
The De-SPAC ETF | The De-SPAC ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSPC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.18%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,302
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,413
The Short De-SPAC ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: THE SHORT DE-SPAC ETF (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	nvestment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objectives: The Fund seeks to provide investment results that are approximately the inverse of, before fees and expenses, to the price and yield performance of the Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the fiscal period ended September 30, 2021, the Fund had a portfolio turnover rate of 0.00%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

PRINCIPAL INVESTMENT STRATEGIES:

The Fund is an actively managed exchange traded fund that attempts to achieve the inverse (-1x) of the return of the Index for a single day, not for any other period, by entering into swap agreements and by purchasing put options on securities in the Index. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

The Fund will enter into swap agreements with major global financial institutions for a specified period ranging from a day to more than one year whereby, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Index. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing the Index. In addition to swap agreements, the Adviser may purchase put options on individual securities that comprise the Index. The Adviser may purchase put options when the cost of including individual securities in the swap agreement is too expensive.

The Index is comprised of twenty-five of the largest companies, based on market capitalization, that have completed a business combination transaction with a Special Purpose Acquisition Company (“SPAC”). A SPAC is blank check company that has not yet merged with an operating company or even chosen a merger target. SPACs are formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The Herculoid Group LLC is the index provider for the Index. Solactive AG independently prices the Index on a continuous basis during equity market hours. The Index is rebalanced on a monthly basis.

Additionally, the Fund will invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases over a period longer than a single day.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

PRINCIPAL RISKS: As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

●	SPAC Risk: The Fund invests in companies that have completed a business combination transaction with a SPACs. SPACs are companies may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

●	Compounding Risk: The return of the Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount and possibly even direction from the Fund’s stated multiple times the return of the Index for the same period.

●	Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

●	Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

●	Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

●	ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

○	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Inverse Risk: Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the Index’s price rises – a result that is the opposite from traditional mutual funds and ETFs. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

●	Leverage Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

●	Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●	Management Risk: The adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	Non-Diversified Risk: The Fund’s portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.

●	Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

●	Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

●	US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be delivered to shareholders semi-annually. Updated performance information will be available at by calling (866) 904-0406 and may also be available at www.DESPACetfs.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 904-0406
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.DESPACetfs.com
The Short De-SPAC ETF | The Short De-SPAC ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SOGU
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.99%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.89%	[19]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	503
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	934
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,135

[1]	The S&P U.S. Preferred Stock Total Return Index is updated at the end of the business day as per the market it represents. The index is marked as “intraday” so that quote recap can be run to view what time the index is updated. Investors cannot invest directly in an index.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Fund’s annual operating expenses will not match the Fund’s financial highlights because of the inclusion of acquired fund fees and expenses.
[3]	The Adviser (defined below) has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2023, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.50% of the average daily net assets attributable to the Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days written notice to the Adviser.
[4]	The NASDAQ U.S. Broad Dividend Achievers Index is a market cap index composed of stocks that have been selected annually based on stocks of companies that have historically increased and paid dividends annually and are listed on NYSE American or NASDAQ. Investors cannot directly invest in an index.
[5]	The S&P Index is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Investors cannot directly invest in an index.
[6]	The Adviser (defined below) has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2023, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.50% of the average daily net assets attributable to the Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees (the “Board”), on 60 days written notice to the Adviser.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[8]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[9]	The Fund’s adviser, Greenwich Ivy Capital LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2023, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.85% of the average daily net assets attributable to the Institutional Class shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.
[10]	The 50/50 blend index consists of 50% ICE BofA 5-10 Year US Corporate Index and 50% iBoxx USD Liquid High Yield Index. The ICE BofA 5-10 Year US Corporate Index tracks the performance of US dollar-denominated investment grade rated corporate debt publicly issued in the US domestic market.
[11]	The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the USD high yield corporate bond universe. Investors cannot invest directly in an index.
[12]	Rareview Capital LLC (“Rareview,” or, the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.50% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2023 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.
[13]	The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Investors cannot invest directly in an index.
[14]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[15]	Rareview Capital LLC (“Rareview,” or, the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.25% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2023 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) . The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.
[16]	The IQ Merger Arbitrage Index seeks to achieve capital appreciation by investing in global companies for which there has been a public announcement of a takeover by an acquirer. This differentiated approach is based on a passive strategy of owning certain announced takeover targets with the goal of generating returns that are representative of global merger arbitrage activity. The Index also includes short exposure to global equities as a partial equity market hedge. An investor cannot invest directly in the index.
[17]	The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2023 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95%. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the Adviser. The expense limitation agreement will automatically terminate, if the Investment Advisory Agreement is terminated.
[18]	The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2023 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.75%. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the Adviser. The expense limitation agreement will automatically terminate, if the Investment Advisory Agreement is terminated.
[19]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[20]	The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2023 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95%. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the Adviser.